Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2019 £ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 £ / shares shares	Dec. 31, 2018 $ / shares shares
Ordinary shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | $ / shares		$ 0.000042		$ 0.000042
Common stock, shares authorized (shares)	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares, issued (shares)	44,983,006	44,983,006	40,145,617	40,145,617
Common stock, shares outstanding (shares)	44,983,006	44,983,006	40,145,617	40,145,617
Deferred Shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.00001		£ 0.00001
Common stock, shares authorized (shares)	34,425	34,425	0	0
Common stock, shares, issued (shares)	34,425	34,425	0	0
Common stock, shares outstanding (shares)	34,425	34,425	0	0
Deferred B shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.00099		£ 0.00099
Common stock, shares authorized (shares)	88,893,548	88,893,548	0	0
Common stock, shares, issued (shares)	88,893,548	88,893,548	0	0
Common stock, shares outstanding (shares)	88,893,548	88,893,548	0	0
Deferred C shares
Shareholders' equity:
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.000008		£ 0.000008
Common stock, shares authorized (shares)	1	1	0	0
Common stock, shares, issued (shares)	1	1	0	0
Common stock, shares outstanding (shares)	1	1	0	0